Investments - Summary of Equity Method Investments (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	₨ 14,963	₨ 10,572
Investments in equity instruments designated at fair value through profit or loss	1,976
Ensono Holdings, LLC [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	0	2,665
TLV Partners, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	1,209	804
Immuta, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	740	714
Tricentis Corporation [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	2,698	674
IntSights Cyber Intelligence Limited [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	0	620
Vectra Networks, Inc [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	1,064	562
Incorta Inc, Ltd. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	712	512
YugaByte, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	1,993	494
Tradeshift Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	379	367
Harte Hanks Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	575	319
Vicarious FPC, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	321	309
TLV Partners II, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	774	295
Avaamo Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	261	252
B Capital Fund II, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	493	220
Vulcan Cyber Ltd. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	227	219
CyCognito Ltd. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	977	216
Investments in equity instruments designated at fair value through profit or loss	227
Moogsoft (Herd) Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	133	179
Work-Bench Ventures II-A, LP [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	413	170
Boldstart Ventures IV, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	379	156
Sealights Technologies Ltd [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	182	146
Investments in equity instruments designated at fair value through profit or loss	114
CloudKnox Security Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	0	146
Headspin Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	145	140
Glilot Capital Partners III L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	289	87
Boldstart Opportunities II, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	296	79
TLV Partners III, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	288	73
Wep Peripherals Ltd. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	60	60
Wep Solutions Limited [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	41	26
Work-Bench Ventures III-A, LP [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	33	11
Altizon Systems Private Limited [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	19	38
Investments in equity instruments designated at fair value through profit or loss	10
Drivestream India Private Limited [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	19	19
Squadcast, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	91	0
Netspring Data, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	152	₨ 0
Lilt, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	378
YugaByte, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	357
Nexus Ventures VI, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	189
Functionize, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	152
vFunction Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	152
SYN Ventures Fund L P [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	118
Incorta Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	90
Boldstart Opportunities III, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	55
Sorenson Ventures, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	42
Glilot Capital Partners IV, L.P [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	32
TLV Partners IV, L.P. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through profit or loss	₨ 60